American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio
April 30, 2020

One Choice 2055 Portfolio - Schedule of Investments
APRIL 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 58.4%
Focused Dynamic Growth Fund G Class(2)	943,718	33,039,562
NT Equity Growth Fund G Class	3,215,732	32,093,005
NT Growth Fund G Class	2,888,312	48,408,104
NT Heritage Fund G Class	3,728,634	41,201,404
NT Large Company Value Fund G Class	7,923,878	77,574,766
NT Mid Cap Value Fund G Class	4,744,399	49,673,857
Small Cap Growth Fund G Class	594,443	10,432,473
Small Cap Value Fund G Class	1,701,734	10,227,423
Sustainable Equity Fund G Class	2,040,267	60,432,707
		363,083,301
International Equity Funds — 24.9%
Non-U.S. Intrinsic Value Fund G Class	3,280,196	23,715,818
NT Emerging Markets Fund G Class	3,635,752	36,757,451
NT Global Real Estate Fund G Class	1,611,749	14,763,621
NT International Growth Fund G Class	4,125,239	41,953,683
NT International Small-Mid Cap Fund G Class	1,765,672	16,297,157
NT International Value Fund G Class	2,848,633	21,165,346
		154,653,076
Domestic Fixed Income Funds — 12.2%
Inflation-Adjusted Bond Fund G Class	845,289	10,118,105
NT Diversified Bond Fund G Class	4,684,685	53,124,331
NT High Income Fund G Class	1,505,520	12,751,751
		75,994,187
International Fixed Income Funds — 4.5%
Emerging Markets Debt Fund G Class	780,586	7,423,376
Global Bond Fund G Class	2,042,915	20,694,730
		28,118,106
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $641,998,232)		621,848,670
OTHER ASSETS AND LIABILITIES†		1,009
TOTAL NET ASSETS — 100.0%		$621,849,679

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	—	$35,537	$6,678	$4,181	$33,040	944	$257	—
NT Equity Growth Fund	$75,309	10,868	41,856	(12,228)	32,093	3,216	4,220	$8,818
NT Growth Fund	63,697	9,762	19,527	(5,524)	48,408	2,888	2,706	7,501
NT Heritage Fund	44,046	12,539	8,560	(6,824)	41,201	3,729	(456)	6,137
NT Large Company Value Fund	85,308	14,268	11,443	(10,558)	77,575	7,924	(121)	3,923
NT Mid Cap Value Fund	54,018	9,089	7,564	(5,869)	49,674	4,744	(451)	926
Small Cap Growth Fund	—	12,251	1,110	(709)	10,432	594	(15)	530
Small Cap Value Fund	—	13,396	633	(2,536)	10,227	1,702	(13)	272
Sustainable Equity Fund	—	69,585	6,370	(2,782)	60,433	2,040	84	788
Non-U.S. Intrinsic Value Fund(4)	25,996	9,698	4,756	(7,222)	23,716	3,280	102	1,501
NT Emerging Markets Fund	40,541	6,990	6,794	(3,979)	36,758	3,636	327	1,201
NT Global Real Estate Fund	16,894	3,390	3,457	(2,063)	14,764	1,612	169	888
NT International Growth Fund	46,258	3,648	6,063	(1,889)	41,954	4,125	(13)	1,269
NT International Small-Mid Cap Fund	17,424	2,002	1,809	(1,320)	16,297	1,766	8	582
NT International Value Fund	23,548	3,875	2,573	(3,685)	21,165	2,849	(132)	1,153
Inflation-Adjusted Bond Fund	11,821	1,569	3,547	275	10,118	845	(4)	245
NT Diversified Bond Fund	59,278	18,083	26,135	1,898	53,124	4,685	615	1,244
NT High Income Fund	14,805	2,361	2,766	(1,648)	12,752	1,506	(149)	696
Emerging Markets Debt Fund	8,828	963	1,669	(699)	7,423	781	(23)	316
Global Bond Fund	23,626	5,156	7,495	(592)	20,695	2,043	(57)	740
NT Core Equity Plus Fund	25,207	1,358	23,720	(2,845)	—	—	1,704	914
NT Disciplined Growth Fund	21,366	406	17,140	(4,632)	—	—	5,365	—
NT Small Company Fund	22,121	1,371	25,001	1,509	—	—	(1,162)	256
	$680,091	$248,165	$236,666	$(69,741)	$621,849	54,909	$12,961	$39,900

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

(4)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.